The Director M Edge

File No. 333-119415

Hartford Life Insurance Company

Separate Account Three

Hartford Leader Edge Series II/IIR/III

File No. 333-101942

Hartford Life Insurance Company

Separate Account Seven

The Director M Edge

File No. 333-119420

Hartford Life and Annuity Insurance Company

Separate Account Three

Hartford Leader Edge Series II/IIR/III

File No. 333-101943

Hartford Life and Annuity Insurance Company

Separate Account Seven

Supplement Dated June 15, 2007 to the Prospectus Dated May 1, 2007

SUPPLEMENT DATED JUNE 15, 2007 TO YOUR PROSPECTUS

The “Letter of Intent to Submit Anticipated Premium Endorsements” has been approved in South Carolina and Washington.  Therefore, the information stating that the Letter of Intent is not available for those states in Section 8.b., the State Variations section of your prospectus, is deleted.

The reference at the end of Appendix A stating that the Letter of Intent is not available in certain states is deleted in its entirety.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6135